Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property and equipment, net
Total cost	¥ 849,172			¥ 863,699
Less: accumulated depreciation	(543,193)			(503,399)
Property and equipment, net	305,979		$ 41,938	360,300
Impairment loss of hotel property under operating leases	10,634
Depreciation expenses	64,705	¥ 60,660
Leasehold improvements
Property and equipment, net
Total cost	422,017			443,695
Equipment, fixture and furniture, and other fixed assets
Property and equipment, net
Total cost	¥ 427,155			¥ 420,004